PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
ASSET BACKED SECURITIES — 0.8%

First Eagle BSL CLO, Ltd., Series 2019-1 (3 M ICE LIBOR + 4.350%, Floor 4.350%) 6.225%, 01/20/33 144A @,• (Cost $1,483,950)	$1,500	$1,107,090

	Number of Shares
COMMON STOCKS — 0.0%

Entertainment — 0.0%
New Cotai Participation, Class B*(1)	1	0

Telecommunications — 0.0%
T-Mobile USA, Inc. (Escrow)*	455,000	0
T-Mobile USA, Inc. (Escrow)*	405,000	0

		0

TOTAL COMMON STOCKS (Cost $24,225)		0

PREFERRED STOCKS — 1.3%

Electric — 0.8%
Brookfield Renewable Partners LP	56,000	1,090,880

Oil & Gas — 0.5%
Targa Resources Corp. CONV	1,175	670,054

Packaging and Containers — 0.0%
Smurfit-Stone Container Corp. (Escrow) CONV.*(1)	725	0

TOTAL PREFERRED STOCKS (Cost $2,704,280)		1,760,934

	Par (000)
CORPORATE BONDS — 93.0%

Advertising — 1.6%
Lamar Media Corp. 4.000%, 02/15/30 144A @	$700	651,000
Outfront Media Capital LLC
5.000%, 08/15/27 144A @	1,000	920,000
4.625%, 03/15/30 144A @	700	623,000

		2,194,000

Aerospace & Defense — 1.4%
Moog, Inc. 4.250%, 12/15/27 144A @	500	451,250
TransDigm, Inc. 6.250%, 03/15/26 144A @	1,400	1,394,750

		1,846,000

Airlines — 1.4%
American Airlines Pass Through Trust, Series 2013-2 Class B 5.600%, 01/15/22 144A @	1,107	1,098,242

	Par (000)	Value†
Airlines — (continued)
UAL Pass Through Trust, Series 2007-1 Class A 6.636%, 01/02/24	$867	$793,812

		1,892,054

Auto Parts & Equipment — 0.7%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 6.250%, 05/15/26 144A @	1,000	945,000

Building Materials — 1.4%
Builders FirstSource, Inc. 5.000%, 03/01/30 144A @	1,400	1,260,000
Norbord, Inc. 5.750%, 07/15/27 144A @	750	684,686

		1,944,686

Chemicals — 0.5%
Olin Corp. 5.625%, 08/01/29	750	690,188

Commercial Services — 4.6%
Aramark Services, Inc. 5.000%, 02/01/28 144A @	1,000	930,620
ASGN, Inc. 4.625%, 05/15/28 144A @	700	650,230
Ashtead Capital, Inc. 4.250%, 11/01/29 144A @	700	592,938
Harsco, Corp. 5.750%, 07/31/27 144A @	1,000	925,340
Service Corp. International
7.500%, 04/01/27	1,500	1,582,500
5.125%, 06/01/29	750	765,000
United Rentals North America, Inc. 6.500%, 12/15/26	750	761,250

		6,207,878

Computers — 1.2%
MTS Systems Corp. 5.750%, 08/15/27 144A @	1,000	927,500
NCR Corp. 5.750%, 09/01/27 144A @	750	682,500

		1,610,000

Diversified Financial Services — 1.6%
LPL Holdings, Inc. 4.625%, 11/15/27 144A @	700	640,234
Navient Corp. 5.000%, 03/15/27	700	601,790
Springleaf Finance Corp. 5.375%, 11/15/29	1,000	915,000

		2,157,024

Electric — 5.0%
AES Corp. 6.000%, 05/15/26	1,000	985,000
Calpine Corp. 4.500%, 02/15/28 144A @	700	678,475

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Electric — (continued)
Clearway Energy Operating LLC 4.750%, 03/15/28 144A @	$700	$649,250
NRG Energy, Inc.
7.250%, 05/15/26	1,500	1,571,250
5.250%, 06/15/29 144A @	1,150	1,184,500
Vistra Operations Co., LLC
5.625%, 02/15/27 144A @	750	773,437
5.000%, 07/31/27 144A @	1,000	1,015,000

		6,856,912

Electronics — 0.7%
Itron, Inc. 5.000%, 01/15/26 144A @	1,000	950,000

Energy-Alternate Sources — 1.2%
TerraForm Power Operating LLC 5.000%, 01/31/28 144A @	1,500	1,571,700

Entertainment — 2.0%
Churchill Downs, Inc. 5.500%, 04/01/27 144A @	750	707,003
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.500%, 02/15/23 144A @	1,050	840,000
Scientific Games International, Inc. 5.000%, 10/15/25 144A @	1,400	1,218,000

		2,765,003

Environmental Control — 3.6%
Clean Harbors, Inc.
4.875%, 07/15/27 144A @	750	734,175
5.125%, 07/15/29 144A @	750	697,500
GFL Environmental, Inc. 5.125%, 12/15/26 144A @	1,050	1,023,750
Stericycle, Inc. 5.375%, 07/15/24 144A @	1,500	1,485,000
Waste Pro USA, Inc. 5.500%, 02/15/26 144A @	1,000	927,800

		4,868,225

Food — 5.3%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.625%, 06/15/24	750	761,250
4.625%, 01/15/27 144A @	700	696,500
4.875%, 02/15/30 144A @	700	698,250
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. 5.500%, 01/15/30 144A @	1,500	1,548,750
Kraft Heinz Foods Co. 3.000%, 06/01/26	700	680,104
Lamb Weston Holdings, Inc. 4.875%, 11/01/26 144A @	1,000	1,017,380
Performance Food Group, Inc. 5.500%, 10/15/27 144A @	850	788,375
Post Holdings, Inc. 5.750%, 03/01/27 144A @	1,000	1,024,710

		7,215,319

	Par (000)	Value†
Gas — 0.6%
NiSource, Inc. (UST Yield Curve CMT 5 Yr + 2.843%) 5.650% µ,•	$1,000	$890,000

Healthcare Products — 0.4%
Hill-Rom Holdings, Inc. 4.375%, 09/15/27 144A @	500	492,500

Healthcare Services — 6.3%
Centene Corp. 4.250%, 12/15/27 144A @	1,800	1,764,000
Charles River Laboratories International, Inc. 4.250%, 05/01/28 144A @	1,050	1,012,095
Encompass Health Corp. 4.750%, 02/01/30	700	686,000
HCA, Inc. 5.250%, 06/15/26	1,500	1,573,153
IQVIA, Inc. 5.000%, 10/15/26 144A @	1,000	1,020,000
Select Medical Corp. 6.250%, 08/15/26 144A @	1,050	1,050,000
Tenet Healthcare Corp. 5.125%, 11/01/27 144A @	1,500	1,428,750

		8,533,998

Housewares — 0.5%
The Scotts Miracle-Gro Co. 4.500%, 10/15/29	700	666,750

Insurance — 0.6%
CNO Financial Group, Inc. 5.250%, 05/30/25	750	780,468

Internet — 1.0%
Go Daddy Operating Co., LLC/GD Finance Co., Inc. 5.250%, 12/01/27 144A @	1,400	1,412,880

Iron & Steel — 1.6%
Alcoa Nederland Holdings BV 7.000%, 09/30/26 144A @	1,000	930,000
Steel Dynamics, Inc. 5.000%, 12/15/26	1,300	1,289,369

		2,219,369

Leisure Time — 0.7%
Carnival Corp. 3.950%, 10/15/20	1,049	1,004,404

Machinery - Construction & Mining — 0.7%
Terex Corp. 5.625%, 02/01/25 144A @	1,050	987,105

Machinery - Diversified — 2.6%
Mueller Water Products, Inc. 5.500%, 06/15/26 144A @	1,000	967,500
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/25 144A @	1,500	1,402,500

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Machinery - Diversified — (continued)
Stevens Holding Co., Inc. 6.125%, 10/01/26 144A @	$1,200	$1,185,498

		3,555,498

Media — 8.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.500%, 05/01/26 144A @	1,500	1,522,500
5.125%, 05/01/27 144A @	1,000	1,002,600
4.500%, 08/15/30 144A @	700	686,000
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/27 144A @	1,050	993,563
CSC Holdings LLC 6.500%, 02/01/29 144A @	2,150	2,318,753
Entercom Media Corp. 6.500%, 05/01/27 144A @	350	303,625
iHeartCommunications, Inc. 5.250%, 08/15/27 144A @	700	612,500
Nexstar Broadcasting, Inc. 5.625%, 07/15/27 144A @	1,700	1,661,750
Sinclair Television Group, Inc. 5.125%, 02/15/27 144A @	700	591,500
Sirius XM Radio, Inc. 5.500%, 07/01/29 144A @	750	765,000
Ziggo Bond Co. BV 5.125%, 02/28/30 144A @	700	686,000

		11,143,791

Mining — 2.8%
Arconic Corp. 6.125%, 02/15/28 144A @	875	894,688
Freeport-McMoRan, Inc. 5.000%, 09/01/27	700	649,915
Kaiser Aluminum Corp. 4.625%, 03/01/28 144A @	700	621,250
Novelis Corp.
5.875%, 09/30/26 144A @	1,000	981,365
4.750%, 01/30/30 144A @	700	623,000

		3,770,218

Miscellaneous Manufacturing — 1.5%
Amsted Industries, Inc. 4.625%, 05/15/30 144A @	1,050	937,125
Foxtrot Escrow Issuer LLC/Foxtrot Escrow Corp. 12.250%, 11/15/26 144A @	1,400	1,092,000

		2,029,125

Oil & Gas — 3.6%
Denbury Resources, Inc. 9.000%, 05/15/21 144A @	975	285,187
MEG Energy Corp. 6.500%, 01/15/25 144A @	1,300	822,250
Parkland Fuel Corp. 5.875%, 07/15/27 144A @	1,150	1,078,010
Parsley Energy LLC 5.625%, 10/15/27 144A @	1,300	916,500
Sunoco LP/Sunoco Finance Corp. 6.000%, 04/15/27	1,150	989,000

	Par (000)	Value†
Oil & Gas — (continued)
Transocean, Inc. 8.375%, 12/15/21	$1,500	$870,090

		4,961,037

Packaging and Containers — 3.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.000%, 02/15/25 144A @	700	701,960
5.250%, 08/15/27 144A @	1,050	1,076,250
Berry Global, Inc. 5.625%, 07/15/27 144A @	750	774,840
Reynolds Group Issuer, Inc. (3 M ICE LIBOR + 3.500%) 5.331%, 07/15/21 •,144A @	700	682,500
TriMas Corp. 4.875%, 10/15/25 144A @	1,000	943,750

		4,179,300

Pharmaceuticals — 2.8%
Bausch Health Americas, Inc. 8.500%, 01/31/27 144A @	1,300	1,358,500
Bausch Health Cos, Inc.
5.000%, 01/30/28 144A @	700	662,690
5.250%, 01/30/30 144A @	700	661,892
Elanco Animal Health, Inc. 5.650%, 08/28/28	1,050	1,107,070

		3,790,152

Pipelines — 2.0%
Energy Transfer Operating LP (UST Yield Curve CMT 5 Yr + 5.306%) 7.125% µ,•	1,500	902,745
Sabine Pass Liquefaction LLC 5.750%, 05/15/24	700	648,170
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.500%, 07/15/27	1,300	1,108,250

		2,659,165

Real Estate — 3.4%
Equinix, Inc. 5.875%, 01/15/26	2,000	2,040,740
Greystar Real Estate Partners LLC 5.750%, 12/01/25 144A @	750	678,795
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.750%, 02/01/27	1,000	870,000
MPT Operating Partnership LP/MPT Finance Corp. 4.625%, 08/01/29	500	465,000
VICI Properties LP/VICI Note Co., Inc. 4.625%, 12/01/29 144A @	700	638,666

		4,693,201

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

HIGH YIELD BOND FUND

	Par (000)	Value†
CORPORATE BONDS — (continued)

Retail — 5.9%
Bed Bath & Beyond, Inc. 5.165%, 08/01/44	$1,050	$421,544
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 5.250%, 06/01/26 144A @	1,000	998,600
McDonald’s Corp. 3.500%, 07/01/27	1,200	1,260,623
Murphy Oil USA, Inc. 4.750%, 09/15/29	1,050	984,375
New Red Finance, Inc.
4.250%, 05/15/24 144A @	1,000	997,490
5.000%, 10/15/25 144A @	750	716,243
QVC, Inc. 4.750%, 02/15/27	750	663,392
Yum! Brands, Inc.
7.750%, 04/01/25 144A @	1,200	1,260,000
4.750%, 01/15/30 144A @	700	658,000

		7,960,267

Semiconductors — 0.7%
Sensata Technologies BV 5.625%, 11/01/24 144A @	1,000	975,000

Software — 1.0%
ACI Worldwide, Inc. 5.750%, 08/15/26 144A @	750	742,500
Open Text Corp. 3.875%, 02/15/28 144A @	350	329,000
Open Text Holdings, Inc. 4.125%, 02/15/30 144A @	350	329,088

		1,400,588

Telecommunications — 8.9%
Altice France France S.A. 5.500%, 01/15/28 144A @	1,000	936,300
CommScope, Inc.
5.500%, 03/01/24 144A @	700	708,400
8.250%, 03/01/27 144A @	700	674,730
Connect Finco SARL/Connect US Finco LLC 6.750%, 10/01/26 144A @	1,500	1,239,375
Hughes Satellite Systems Corp. 5.250%, 08/01/26	1,000	990,000
Level 3 Financing, Inc.
5.375%, 01/15/24	1,000	1,000,000
4.625%, 09/15/27 144A @	1,050	1,043,595
Sprint Corp. 7.875%, 09/15/23	1,800	1,975,644
Telesat Canada/Telesat LLC 4.875%, 06/01/27 144A @	700	668,360
ViaSat, Inc. 5.625%, 04/15/27 144A @	1,050	1,036,875
Virgin Media Secured Finance PLC 5.500%, 08/15/26 144A @	1,750	1,776,250

		12,049,529

	Par (000)	Value†
Transportation — 1.9%
Cargo Aircraft Management, Inc. 4.750%, 02/01/28 144A @	$700	$649,250
H&E Equipment Services, Inc. 5.625%, 09/01/25	1,000	927,500
IAA, Inc. 5.500%, 06/15/27 144A @	1,000	967,500

		2,544,250

TOTAL CORPORATE BONDS (Cost $134,299,441)		126,412,584

LOAN AGREEMENTS — 1.0%‡

Insurance — 1.0%
Asurion LLC• (1 M LIBOR + 6.500%) 7.489%, 08/04/25 (Cost $1,494,965)	1,495	1,362,319

	Number of Shares
SHORT-TERM INVESTMENTS — 4.8%

BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.330%) (Cost $6,470,833)	6,470,833	6,470,833

TOTAL INVESTMENTS — 100.9% (Cost $146,477,694)		137,113,760
Other Assets & Liabilities — (0.9)%		(1,197,143)

TOTAL NET ASSETS — 100.0%		$135,916,617

µ	Perpetual security with no stated maturity date.
(1)	The value of this security was determined using significant unobservable inputs.
†	See Security Valuation Note in the most recent semi-annual or annual report.
‡

Loan Agreements in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the Prime Rate offered by one or more major U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the actual rate at March 31, 2020. Loan Agreements, while exempt from registration under the Security Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Floating rate Loan Agreements often require repayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.

*	Non-income producing security.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

HIGH YIELD BOND FUND

144A @

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2020, the aggregate value of Rule 144A securities was $92,648,328, which represents 68.2% of the Fund’s net assets.

•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

CLO — Collateralized Loan Obligation.

CMT — Constant Maturity Treasury.

CONV — Convertible Security.

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

LLC — Limited Liability Company.

UST — US Treasury.

LP — Limited Partnership.

M — Month

PLC — Public Limited Company.

Yr — Year

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2020 (Unaudited)

HIGH YIELD BOND FUND

Country Weightings as of 03/31/2020 ††

United States	87%
Canada	5
Cayman Islands	3
Bermuda	1
Netherlands	1
Panama	1
United Kingdom	1
Other	1

Total	100%

††	% of total investments as of March 31, 2020.